Information on geographical areas - Overview of Top up tax by jurisdiction (Details) - Pro Forma - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Current tax expense (income), related to Pillar Two income taxes	€ 5.8	€ 9.5
Singapore
Disclosure of geographical areas [line items]
Current tax expense (income), related to Pillar Two income taxes	3.0	6.5
Ireland
Disclosure of geographical areas [line items]
Current tax expense (income), related to Pillar Two income taxes	2.2	2.1
Bulgaria
Disclosure of geographical areas [line items]
Current tax expense (income), related to Pillar Two income taxes	0.3	0.6
Switzerland
Disclosure of geographical areas [line items]
Current tax expense (income), related to Pillar Two income taxes	€ 0.3	€ 0.3